Stockholders' Equity (Details)	Nov. 08, 2019 shares	Dec. 31, 2019 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Common stock par value | $ / shares		$ 0.0001
Stock exchange ratio	1
Common units
Subsidiary or Equity Method Investee [Line Items]
Number of shares converted | shares	550,000
Adapt Health Holdings LLC
Subsidiary or Equity Method Investee [Line Items]
Controlling interest, as a percent	56.00%
AdaptHealth Corp | Adapt Health Holdings LLC
Subsidiary or Equity Method Investee [Line Items]
Percentage of economic and voting interests	49.00%
AdaptHealth Corp | DFB Acquisitions Corp
Subsidiary or Equity Method Investee [Line Items]
Percentage of economic and voting interests	51.00%